Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Sep. 22, 2023 USD ($)
VIP Freedom 2020 Portfolio - Initial Class
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	604
VIP Freedom 2020 Portfolio - Service Class
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
VIP Freedom 2020 Portfolio - Service Class 2
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906